Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2065 Fund	May 30, 2024
Fidelity Advisor Freedom 2065 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	19.65%
Since Inception	8.73%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.21%
IXX3K
Average Annual Return:
Past 1 year	20.11%
Since Inception	8.53%

[1]	A From June 28, 2019 .